Description Of Business And Organization - Additional Information (Detail)	Feb. 01, 2021
Suzhou GigaCloud [Member]
Schedule Of Consolidated Balance Sheets Income Statement And Cash Flows Of Variable Interest Entity [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%